CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 4,087	$ 2,786	$ 1,205
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	693	711	615
Amortization of deferred loan charges	54	43	30
Amortization of unfavorable and favorable contracts	(131)	(65)	12
Amortization of mobilization revenue	(177)	(136)	(162)
Share of results from associated companies	(121)	223	220
Share-based compensation expense	10	7	8
Gain on disposals and deconsolidations	(2,971)	(1,367)	(169)
Unrealized loss/(gain) related to derivative financial instruments	197	(249)	6
Impairment of goodwill	232	0	0
Gain on realization of marketable securities	(138)	0	(86)
Dividends received from associated company	526	15	18
Deferred income tax	(6)	(47)	25
Unrealized foreign exchange (gain)/loss on long-term debt	(165)	(47)	6
Payments for long-term maintenance	(295)	(190)	(133)
Loss on sale of investments	89	0	0
Net gain on debt extinguishment	(12)	0	0
Changes in operating assets and liabilities, net of effect of acquisitions
Unrecognized mobilization fees received from customers	348	226	238
Trade accounts receivable	(295)	(206)	(198)
Trade accounts payable	21	(29)	34
Net related party balances	(248)	(114)	60
Prepaid expenses/accrued revenue	13	(45)	(64)
Interest bearing note receivable with customers	0	0	(76)
Other, net	(137)	179	1
Net cash provided by operating activities	1,574	1,695	1,590
Cash Flows from Investing Activities
Additions to newbuildings	(2,508)	(3,884)	(1,343)
Additions to drilling units and equipment	(365)	(389)	(214)
Sale of rigs and equipment	0	48	0
Settlement of disputes with ship yard	0	0	38
Business combinations and step acquisitions, net of cash acquired	0	(554)	0
Sale of business, net of cash disposed	1,138	1,958	0
Cash in deconsolidated subsidiary	(90)	0	0
Change in restricted cash	(131)	123	102
Investment in associated companies	(586)	(151)	(153)
Proceeds from disposal of investments in associated companies	373	0	65
Short-term loan granted to related parties	0	0	(55)
Purchase of marketable securities	(150)	0	(19)
Long term loan granted to related parties	(18)	(125)	(20)
Repayment from long-term loan granted to related parties	2,096	10	20
Proceeds from disposal of marketable securities	307	0	219
Net cash provided by/(used in) investing activities	66	(2,964)	(1,360)
Cash Flows from Financing Activities
Proceeds from debt	5,072	7,703	3,477
Repayments of debt	(4,344)	(4,919)	(2,752)
Debt fees paid	(65)	(93)	(37)
Proceeds from debt to related party	90	756	1,013
Repayments of debt to related party	(910)	(1,181)	(487)
Dividends paid to non-controlling interests	(51)	(69)	(50)
Contribution from non-controlling interests, net of issuance cost	115	365	350
Proceeds relating to share forward contracts and other derivatives	0	453	0
Purchase of treasury shares	(18)	(39)	0
Proceeds from sale of treasury shares	0	6	16
Dividends paid	(1,415)	(1,287)	(1,925)
Employee stock options exercised	5	0	0
Net cash (used in)/provided by financing activities	(1,521)	1,695	(395)
Cash reclassified as held for sale	(26)	0	0
Effect of exchange rate changes on cash and cash equivalents	(6)	0	0
Net increase/(decrease) in cash and cash equivalents	87	426	(165)
Cash and cash equivalents at beginning of the year	744	318	483
Cash and cash equivalents at the end of year	831	744	318
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(493)	336	260
Taxes paid	$ (227)	$ 109	$ 179